Fair Value Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Investment		Dec. 31, 2012 Investment
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 18,054.7	[1],[2]	$ 16,475.5	[1],[2]
Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	68.7		114.7
External Pricing | Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	29.2		25.5
External Pricing | Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities | Prepayment Rate Sixteen Percent
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities			1
Fair Value			0.2
Valuation Technique			External vendor
Unobservable Input, prepayment rate			16.00%
External Pricing | Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities | Prepayment rate zero percent
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities	1
Fair Value	0.2
Valuation Technique	External vendor
Unobservable Input, prepayment rate	0.00%
External Pricing | Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities | Prepayment rate zero percent
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities	2		3
Fair Value	29.0		25.3
Valuation Technique	External vendor		External vendor
Unobservable Input, prepayment rate	0.00%		0.00%
Internal Pricing | Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities	0		0
Internal Pricing | Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities	1		1
Fair Value	39.0		31.9
Internal Pricing | Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	39.0		31.9
Valuation Technique	Multiple of tangible net book value		Multiple of tangible net book value
Unobservable Input, price to book ratio multiple	1.9		1.9
Internal Pricing | Fair Value, Inputs, Level 3 | Equity securities | Common equities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities	0		1
Fair Value			11.2
Internal Pricing | Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other risk investments
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	0		11.2
Valuation Technique			Discounted consolidated equity
Unobservable Input, discount for lack of marketability			20.00%
Subtotal Level 3 Securities | Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	68.2		68.6
Third Party Pricing Exemption Securities | Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 0.5	[3]	$ 46.1	[4]

[1]	The total fair value of the portfolio included $1.8 billion and $1.4 billion at December 31, 2013 and 2012, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[2]	Reflected in our total portfolio are unsettled security transactions and collateral on open derivative positions, which collectively reflect a liability of $61.3 million at December 31, 2013, compared to an asset of $90.9 million at December 31, 2012.
[3]	The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.
[4]	The $7.1 million represents net holding period gains on a hybrid security which is reflected in net realized gains (losses) on securities in the comprehensive income statement.